SCHEDULE OF RIGHT USE OF ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 332,214	$ 365,025	$ 473,242	$ 529,135
Right to Use Assets Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	90,914	41,138
Right to Use Assets Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net	$ 241,800	279,038
Right to Use Assets Net - Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right-of-use asset, net		$ 44,849